JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

November 3, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn:  Vincent J. Di Stefano

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds and share classes listed on
Appendix A hereto (the “Funds”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the prospectuses for the Funds do not differ from those contained in Post-Effective Amendment No. 185 (Amendment No. 186 under the 1940 Act) filed electronically on October 27, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/Elizabeth A. Davin Elizabeth A. Davin Assistant Secretary

Appendix A

JPMorgan U.S. Equity Funds	Share Classes
JPMorgan Disciplined Equity Fund	Class A, Select Class
JPMorgan Diversified Fund	Class A, Class B, Class C, Select Class
JPMorgan Dynamic Growth Fund	Class A, Class C, Select Class, Class R5
JPMorgan Dynamic Small Cap Growth Fund	Class A, Class B, Class C, Select Class
JPMorgan Growth and Income Fund	Class A, Class B, Class C, Select Class
JPMorgan Intrepid America Fund	Class A, Class C, Select Class
JPMorgan Intrepid Growth Fund	Class A, Class C, Select Class
JPMorgan Intrepid Multi Cap Fund	Class A, Class C, Select Class
JPMorgan Intrepid Value Fund	Class A, Class C, Select Class
JPMorgan Mid Cap Core Fund	Class A, Class C, Select Class
JPMorgan Mid Cap Equity Fund	Class A, Class C, Select Class
JPMorgan Small Cap Core Fund	Select Class
JPMorgan Small Cap Equity Fund	Class A, Class B, Class C, Select Class
JPMorgan U.S. Dynamic Plus Fund	Class, A, Class C, Select Class
JPMorgan U.S. Equity Fund	Class A, Class B, Class C, Select Class
JPMorgan U.S. Large Cap Core Plus Fund	Class A, Class C, Select Class
JPMorgan U.S. Large Cap Value Plus Fund	Class A, Class C, Select Class
JPMorgan U.S. Research Equity Plus Fund	Class A, Class C, Select Class
JPMorgan U.S. Small Company Fund	Class A, Class C, Select Class
JPMorgan Value Advantage Fund	Class A, Class C, Select Class